Application of New and Amended International Financial Reporting Standards - Schedule of Anticipated Impacts on Assets, Liabilities and Equity from Applying IFRS 15 Retrospectivly and On the Balance Sheet Date (Detail)
$ in Millions, $ in Millions
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Contract assets - current	$ 4,869	$ 159		$ 0
Trade notes and accounts receivable, net	30,076	983		31,941
Inventories	15,121	494		8,840
Prepayments - current	1,873	61		2,188
Other current assets	2,576	84		2,183
Contract assets - noncurrent	2,344	77		0
Incremental costs of obtaining contracts	1,335	44		0
Contract liabilities - current	10,688	349		0
Current tax liabilities	6,221	203		8,674
Provisions	128	4		189
Advance receipts	0	0		8,842
Other current liabilities	1,382	45		1,081
Contract liabilities - noncurrent	2,595	85		0
Deferred revenue	0	0		3,612
Other noncurrent liabilities	4,793	$ 157		$ 3,458
Carrying Amount Before Retrospective Adjustments [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Contract assets - current			$ 0
Trade notes and accounts receivable, net			31,941
Inventories			8,840
Prepayments - current			2,188
Other current assets			2,183
Contract assets - noncurrent			0
Contract liabilities - current			0
Current tax liabilities			8,674
Provisions			189
Advance receipts			8,842
Other current liabilities			1,081
Contract liabilities - noncurrent			0
Deferred revenue			3,612
Other noncurrent liabilities			3,458
Total effect on equity (unappropriated earnings)			54,633
Carrying Amount After Retrospective Adjustments [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Contract assets - current			6,065
Trade notes and accounts receivable, net			31,823
Inventories			8,708
Prepayments - current			2,181
Other current assets			2,315
Contract assets - noncurrent			3,917
Incremental costs of obtaining contracts			2,474
Contract liabilities - current			8,004
Current tax liabilities			10,901
Provisions			101
Other current liabilities			1,153
Contract liabilities - noncurrent			2,626
Other noncurrent liabilities			4,530
Total effect on equity (unappropriated earnings)			65,505
IFRS 15 [Member] | Increase (Decrease) Due to Application of IFRS 15 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Contract assets - current	4,869		6,065
Trade notes and accounts receivable, net	(109)		(118)
Inventories	(80)		(132)
Prepayments - current	(12)		(7)
Other current assets	80		132
Contract assets - noncurrent	2,344		3,917
Incremental costs of obtaining contracts	1,335		2,474
Total effect on assets	8,427		12,331
Contract liabilities - current	10,688		8,004
Current tax liabilities	1,419		2,227
Provisions	(52)		(88)
Advance receipts	(11,277)		(8,842)
Other current liabilities	340		72
Contract liabilities - noncurrent	2,595		2,626
Deferred revenue	(3,748)		(3,612)
Other noncurrent liabilities	1,172		1,072
Total effect on liabilities	1,137		1,459
Total effect on equity (unappropriated earnings)	$ 7,290		$ 10,872